UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2009

Date of reporting period:  August 31, 2009

Item 1. Schedule of Investments.

Schedule of Investments
August 31, 2009 ( Unaudited)
Smead Value Fund

			Shares		Value
COMMON STOCKS - 96.95%
Biotechnology - 4.03%
Amgen, Inc. (a)			16,675		996,164
Capital Markets - 13.82%
The Bank Of New York Mellon Corp.			26,760		792,363
Franklin Resources, Inc.			13,265		1,238,022
The Goldman Sachs Group, Inc.			4,410		729,679
Legg Mason, Inc.			22,830		656,591
					3,416,655
Commercial Banks - 3.13%
Wells Fargo & Co.			28,115		773,725
Diversified Telecommunication Services - 6.35%
AT&T, Inc.			30,005		781,630
Verizon Communications, Inc.			25,360		787,175
					1,568,805
Food & Staples Retailing - 6.86%
Walgreen Co.			22,955		777,715
Wal-Mart Stores, Inc.			18,065		918,967
					1,696,682
Hotels, Restaurants & Leisure - 7.13%
McDonald's Corp.			10,255		576,741
Starbucks Corp. (a)			62,400		1,184,976
					1,761,717
Insurance - 6.85%
Berkshire Hathaway, Inc. (a)			324		1,064,664
MBIA, Inc. (a)			93,730		629,866
					1,694,530
Internet Software & Services - 5.58%
eBay, Inc. (a)			62,295		1,379,211
IT Services - 3.29%
Accenture PLC			24,635		812,955
Machinery - 3.34%
PACCAR, Inc.			22,810		825,038
Media - 5.37%
Comcast Corp.			22,295		325,284
The Walt Disney Co.			38,485		1,002,149
					1,327,433
Multiline Retail - 3.46%
Nordstrom, Inc.			30,515		855,641
Oil, Gas & Consumable Fuels - 1.28%
Chevron Corp.			4,532		316,968
Pharmaceuticals - 15.77%
Abbott Laboratories			8,948		404,718
Bristol-Myers Squibb Co.			37,485		829,543
Merck & Co., Inc.			34,845		1,130,023
Mylan, Inc. (a)			46,080		675,994
Pfizer, Inc.			51,395		858,297
					3,898,575
Software - 4.48%
Microsoft Corp.			44,980		1,108,757
Specialty Retail - 6.21%
Cabela's, Inc. (a)			37,820		607,011
Home Depot, Inc.			34,060		929,497
					1,536,508
TOTAL COMMON STOCKS (Cost $21,811,462)					$23,969,364

REAL ESTATE INVESTMENT TRUSTS - 1.43%
Pennsylvania Real Estate Investment Trust			25,375		$168,236
UDR, Inc.			14,583		186,517
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $384,180)					354,753

			Principal
			Amount
SHORT TERM INVESTMENTS - 1.61%
Dreyfus Cash Management
2.000% (b)			$398,716		398,716
TOTAL SHORT TERM INVESTMENTS (Cost $398,716)					$398,716

Total Investments (Cost $22,594,358) - 99.99%					24,722,833
Other Assets in Excess of Liabilities - 0.01%					1,753
TOTAL NET ASSETS - 100.00%					$24,724,586

Percentages are stated as a percent of net assets.

(a)	Non Income Producing
(b)	Variable rate security; the rate shown represents the rate at August 31, 2009.

The cost basis of investments for federal income tax purposes at August 31, 2009 was as follows*:

Cost of investments					$ 22,594,358
Gross unrealized appreciation					2,288,705
Gross unrealized depreciation					(160,230)
Net unrealized appreciation					$ 2,128,475

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

FAS 157 – Summary of Fair Value Exposure at August 31, 2009

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2009, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$ 5,481,300	$ -	$ -	$ 5,481,300
Consumer Staples	1,696,682	-	-	1,696,682
Energy	316,968	-	-	316,968
Financials	6,239,663	-	-	6,239,663
Health Care	4,894,739	-	-	4,894,739
Industrials	825,038	-	-	825,038
Information Technology	3,300,923	-	-	3,300,923
Telecommunication Services	1,568,804	-	-	1,568,804
Total Equity	24,324,117	-	-	24,324,117

Short-Term Investments	398,716	-	-	398,716

Total Investments in Securities	$ 24,722,833	$ -	$ -	$ 24,722,833

FAS 161 – Disclosures about Derivative Instruments and Hedging Activities

The fund was not invested in derivative securities or engaged in hedging activities as of August 31, 2009.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By           _ /s/ Joseph Neuberger
Joseph Neuberger, President

Date    October 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Joseph Neuberger
Joseph Neuberger, President

Date_ October 22, 2009_______________________________________

By           /s/ John Buckel
John Buckel, Treasurer

Date_ October 22, 2009_______________________________________